As filed with the U.S. Securities and Exchange Commission on May 21, 2018

File Nos. 333-57017 and 811-08821

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 69	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 70	☒

RYDEX VARIABLE TRUST
(Exact Name of Registrant as Specified in Charter)

c/o Guggenheim Investments
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to

Laura E. Flores W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004	Amy J. Lee Guggenheim Investments 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐     On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 69 relates to each series of Rydex Variable Trust (collectively, the "Funds"). The purpose of this filing is to file risk/return summary information, in interactive data format, for the Funds.

Item 35.    Undertakings.

1.
The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund undertake they will not use the Rydex Variable Commodities Strategy CFC, Rydex Variable Global Managed Futures Strategy CFC and Rydex Variable Multi-Hedge Strategies CFC, respectively (the “Subsidiaries”), to evade the provisions of the Investment Company Act of 1940 (the “1940 Act”) or the Investment Advisers Act of 1940.

2.	The Subsidiaries undertake that the assets of the Subsidiaries will be maintained at all times in accordance with the requirements of section 17(f) of the 1940 Act.

3.
The Subsidiaries undertake that they will maintain duplicate copies of their books and records at an office located within the United States, and the Securities & Exchange Commission (the “SEC”) and its staff will have access to the books and records consistent with the requirements of section 31 of the 1940 Act and the rules thereunder.

4.	The Subsidiaries undertake that they will designate an agent in the United States for service of process in any suit, action or proceeding before the SEC or any appropriate court.

5.	The Subsidiaries undertake that they will consent to the jurisdiction of the United States courts and the SEC over it.

The Rydex Variable Commodities Strategy CFC, Rydex Variable Global Managed Futures Strategy CFC and Rydex Variable Multi-Hedge Strategies CFC have duly caused this Registration Statement of Rydex Variable Trust, with respect only to the information that specifically relates to the Rydex Variable Commodities Strategy CFC, Rydex Variable Global Managed Futures Strategy CFC and Rydex Variable Multi-Hedge Strategies CFC, respectively, to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Rockville, State of Maryland on the 18th day of May, 2018.

RYDEX VARIABLE COMMODITIES STRATEGY CFC
RYDEX VARIABLE GLOBAL MANAGED FUTURES STRATEGY CFC
RYDEX VARIABLE MULTI-HEDGE STRATEGIES CFC

By:     /s/ Keith D. Kemp
Keith D. Kemp, Director

This Registration Statement of Rydex Variable Trust, with respect only to the information that specifically relates to the Rydex Variable Commodities Strategy CFC, Rydex Variable Global Managed Futures Strategy CFC and Rydex Variable Multi-Hedge Strategies CFC, has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Keith D. Kemp	Director	May 18, 2018
Keith D. Kemp

/s/ Amy J. Lee	Director	May 18, 2018
Amy J. Lee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 69 to Registration Statement 333-57017 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 18th day of May, 2018.

Rydex Variable Trust

/s/ Amy J. Lee
Amy J. Lee
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 69 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Angela Brock-Kyle*	Member of the Board of Trustees	May 18, 2018
Angela Brock-Kyle

/s/ Corey A. Colehour*	Member of the Board of Trustees	May 18, 2018
Corey A. Colehour

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	May 18, 2018
J. Kenneth Dalton

/s/ John O. Demaret	Member of the Board of Trustees	May 18, 2018
John O. Demaret

/s/ Werner E. Keller*	Chairman and Member of the Board of Trustees	May 18, 2018
Werner E. Keller

/s/ Amy J. Lee	Member of the Board of Trustees	May 18, 2018
Amy J. Lee

/s/ Thomas F. Lydon Jr.*	Member of the Board of Trustees	May 18, 2018
Thomas F. Lydon Jr.

/s/ Patrick T. McCarville	Member of the Board of Trustees	May 18, 2018
Patrick T. McCarville

Sandra Sponem*	Member of the Board of Trustees	May 18, 2018
Sandra Sponem

/s/ John L. Sullivan	Treasurer (Principal Financial and Accounting Officer)	May 18, 2018
John L. Sullivan

/s/ Amy J. Lee
* Amy J. Lee, Attorney-in-Fact, pursuant to power of attorney.

EXHIBIT INDEX

Exhibit Number                          Description

EX-101.INS                                XBRL Instance Document

EX-101.SCH                               XBRL Taxonomy Extension Schema Document

EX-101.CAL                               XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                               XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                XBRL Taxomony Extension Presentation Linkbase